Current assets - trade and other receivables - Summary of ageing of impaired receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,711	$ 2,536
Impaired [member] | Not Later Than Six Months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 17